CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income from continuing operations	$ 693.4	$ 693.6	$ 717.3
Cash flow hedges:
Gain (loss) on valuation of derivative financial instruments	4.6	(17.1)	50.6
Deferred income taxes	1.4	4.9	(2.7)
Defined benefit plans:
Re-measurement gain (loss)	107.9	(61.0)	(47.3)
Deferred income taxes	(28.6)	16.2	12.7
Reclassification to income:
Gain related to cash flow hedges	(1.0)
Deferred income taxes	0.6
Other comprehensive income (loss)	84.9	(57.0)	13.3
Comprehensive income from continuing operations	778.3	636.6	730.6
Income from discontinued operations		34.8	115.9
Comprehensive income	778.3	671.4	846.5
Comprehensive income from continuing operations attributable to
Shareholder	778.2	636.5	730.5
Non-controlling interests	0.1	0.1	0.1
Comprehensive income attributable to
Shareholder	778.2	671.3	846.4
Non-controlling interests	$ 0.1	$ 0.1	$ 0.1